OPPENHEIMER SENIOR FLOATING RATE FUND
Supplement dated August 30, 2013 to the Prospectus
dated October 26, 2012

This supplement amends the Prospectus of Oppenheimer Senior Floating Rate Fund (the "Fund") dated October 26, 2012, and is in addition to any other supplements.

Effective October 1, 2013:

1. The Class C share information in table titled "Annual Fund Operating Expenses," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C³
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	1.00%
Total Other Expenses	0.27%
Interest and Fees from Borrowings	0.11%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and/or Expense Reimbursement²	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%

2. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

3. Distribution and/or Service (12b-1) Fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.

2. The Class C share information in the table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:

	If shares are redeemed:				If shares are not redeemed:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$293	$598	$1,030	$2,231	$193	$598	$1,030	$2,231